Interests in Joint Ventures (Details Textual) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interests in joint ventures
Purchase agreement, description	On March 31, 2011, Quality Invest and Nobleza Piccardo S.A.I.C. y F., or "Nobleza Piccardo," executed a title deed for the purchase of 159,996 sqm plot of land located in the District of San Martin, Province of Buenos Aires, currently intended for industrial purposes and suitable in terms of characteristics and scale for mixed-use developments. The price for the property was USD 33 million, being paid 30% as of that date. For the remaining balance a mortgage was constituted in the first degree of privilege over the property in favor of Nobleza Piccardo. Capital plus interest calculated at a nominal annual rate of 7.5% on balances, was paid in full in advance in March 2013.
Milestone payments for zoning agreement	$ 20,000
Urban development agreement, description	In addition, during July 2017, Quality Invest S.A. subscribed two addendums to the aforementioned Urban Development Agreement, which contemplate the following: 1) a new subdivision plan of the property will be presented within 120 days of the addendum signing and 2) the payment of the twelveth installment in cash was replaced by the sum of Ps. 71 million payables in 18 equal and consecutive monthly installments. On October 16, 2018, Quality signs the 3rd amendment to the Urban Agreement, which, in relation to the first clause of the second addendum, contemplates that the company must pay the Municipality as a balance for the execution of the Expansion and enhancement of the Rodríguez Peña Street, the amount of Ps. 19,722 in capital and Ps. 6,362 in concept of adjutment by application of the CPI until December 31, 2018, which will be paid for work progress certificates.
Restrictions, commitments and other matters in respect of joint ventures. description	According to Business Companies Law N° 19,550, 5% of the profit of the year is set aside as a legal reserve until it reaches the legal capped amounts (20% of total capital).
Nominal value per share	$ 100
Equity interest	$ 227	$ 567